UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-08397

                           THE MARSICO INVESTMENT FUND
               (Exact name of registrant as specified in charter)

                          1200 17th Street, Suite 1600
                                Denver, CO 80202
               (Address of principal executive offices)(zip code)


                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1600
                                Denver, CO 80202
                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

        Registrant's telephone number, including area code: (303)454-5600

                      Date of fiscal year end: September 30
                                               ------------
                     Date of reporting period: June 30, 2005
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

The Marsico Investment Fund.
Schedule of Investments
June 30, 2005 (Unaudited)

                               MARSICO FOCUS FUND
                             Schedule of Investments
                                  June 30, 2005
                                   (Unaudited)



                                                    Number            Market Value              Percent of
                                                   of Shares           in Dollars                Net Assets
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------------
ATHLETIC FOOTWEAR
NIKE, Inc. - Class B
                                                     627,863            $54,372,936                  1.58%
                                               ---------------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Lennar Corporation - Class A                       1,024,730             65,019,119                  1.89
                                               ---------------------------------------------------------------
CASINO HOTELS
MGM MIRAGE*                                        2,085,968             82,562,613                  2.40
Wynn Resorts Ltd.*                                 1,542,524             72,915,110                  2.12
                                               ---------------------------------------------------------------
                                                                        155,477,723                  4.52
                                               ---------------------------------------------------------------
COSMETICS & TOILETRIES
The Procter & Gamble Co.                           3,412,068            179,986,587                  5.24
                                               ---------------------------------------------------------------
CRUISE LINES
Carnival Corporation                                 996,515             54,359,893                  1.58
                                               ---------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                           5,402,325            187,190,561                  5.45
                                               ---------------------------------------------------------------
ELECTRIC - INTEGRATED
TXU Corporation                                    1,437,375            119,431,489                  3.48
                                               ---------------------------------------------------------------
FINANCE - CONSUMER LOANS
SLM Corporation                                    2,991,094            151,947,575                  4.42
                                               ---------------------------------------------------------------
FINANCE - INVESTMENT BANKER/BROKER
The Goldman Sachs Group, Inc.                      1,487,573            151,762,197                  4.42
                                               ---------------------------------------------------------------
FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation                  3,407,262            131,554,386                  3.83
                                               ---------------------------------------------------------------
FINANCE - OTHER SERVICES
Chicago Merchantile Exchange Holdings, Inc.          339,767            100,401,149                  2.92
                                               ---------------------------------------------------------------
HOTELS & MOTELS
Four Seasons Hotels, Inc.                            825,883             54,590,866                  1.59
                                               ---------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.                                  1,129,289            107,632,535                  3.13
                                               ---------------------------------------------------------------
MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                                   3,313,539            266,010,911                  7.74
                                               ---------------------------------------------------------------
MEDICAL - DRUGS
Pfizer, Inc.                                       1,272,583             35,097,839                  1.02
                                               ---------------------------------------------------------------
MEDICAL - HMO
UnitedHealth Group, Inc.                           6,911,580           $360,369,781                 10.49%
                                               ---------------------------------------------------------------
MEDICAL PRODUCTS
Johnson & Johnson                                  1,831,368            119,038,920                  3.46
Zimmer Holdings, Inc.*                             2,480,726            188,956,899                  5.50
                                               ---------------------------------------------------------------
                                                                        307,995,819                  8.96
                                               ---------------------------------------------------------------
MONEY CENTER BANKS
UBS AG                                             1,201,441             93,532,182                  2.72
                                               ---------------------------------------------------------------
RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                             3,155,060            183,687,593                  5.35
                                               ---------------------------------------------------------------
RETAIL - RESTAURANTS
Starbucks Corporation*                             1,553,142             80,235,316                  2.33
                                               ---------------------------------------------------------------
TRANSPORTATION - SERVICES
FedEx Corporation                                  1,588,002            128,644,042                  3.74
                                               ---------------------------------------------------------------
WEB PORTALS/INTERNET SERVICE PROVIDERS
Google, Inc.*                                        394,499            116,041,881                  3.38
                                               ---------------------------------------------------------------
WIRELESS EQUIPMENT
QUALCOMM, Inc.                                     3,855,885            127,282,764                  3.70
                                               ---------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $2,439,488,246)                                                 3,212,625,144                 93.48
                                               ---------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 3.06%              155,950,827            155,950,827                  4.54
SSgA Money Market Funds, 2.85%                    80,042,816             80,042,816                  2.33
                                               ---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $235,993,643)                                                     235,993,643                  6.87
                                               ---------------------------------------------------------------
TOTAL INVESTMENTS
(COST $2,675,481,889)                                                 3,448,618,787                100.35
                                               ---------------------------------------------------------------
Liabilities Less Cash and Other Assets                                  (12,102,569)                (0.35)
                                               ---------------------------------------------------------------
NET ASSETS                                                           $3,436,516,218                100.00%
                                                            ==================================================

* Non-income producing

Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.


                               MARSICO GROWTH FUND
                             Schedule of Investments
                                  June 30, 2005
                                  (Unaudited)



                                                    Number            Market Value              Percent of
                                                   of Shares           in Dollars                Net Assets
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE
General Dynamics Corporation                         303,237            $33,216,581                  1.70%
Lockheed Martin Corporation                          423,915             27,499,366                  1.41
                                               ---------------------------------------------------------------
                                                                         60,715,947                  3.11
AEROSPACE/DEFENSE - EQUIPMENT
United Technologies Corporation                      654,396             33,603,235                  1.72
                                               ---------------------------------------------------------------
ATHLETIC FOOTWEAR
NIKE, Inc. - Class B                                 414,133             35,863,918                  1.84
                                               ---------------------------------------------------------------
AUDIO/VIDEO PRODUCTS
Harman International Industries, Inc.                132,004             10,739,845                  0.55
                                               ---------------------------------------------------------------
BEVERAGES - NON-ALCOHOLIC
PepsiCo, Inc.                                        207,508             11,190,906                  0.57
                                               ---------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL
KB HOME                                              332,946             25,380,474                  1.30
Lennar Corporation - Class A                         438,937             27,850,553                  1.43
M.D.C. Holdings, Inc.                                247,967             20,395,286                  1.04
Toll Brothers, Inc.*                                 138,848             14,100,014                  0.72
                                               ---------------------------------------------------------------
                                                                         87,726,327                  4.49
                                               ---------------------------------------------------------------
CASINO HOTELS
MGM MIRAGE*                                          552,304             21,860,192                  1.12
Wynn Resorts Ltd.*                                   791,390             37,409,005                  1.92
                                               ---------------------------------------------------------------
                                                                         59,269,197                  3.04
                                               ---------------------------------------------------------------
COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                                  380,072              6,172,369                  0.32
                                               ---------------------------------------------------------------
COSMETICS & TOILETRIES
The Procter & Gamble Company                       1,148,708             60,594,347                  3.10
                                               ---------------------------------------------------------------
CRUISE LINES
Royal Caribbean Cruises Ltd.                         588,006             28,435,970                  1.46
                                               ---------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                           2,162,173             74,919,294                  3.84
                                               ---------------------------------------------------------------
ELECTRIC - INTEGRATED
TXU Corporation                                      322,735             26,816,051                  1.37
                                               ---------------------------------------------------------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS
Intel Corporation                                  1,038,257             27,056,977                  1.39
                                               ---------------------------------------------------------------
ELECTRONIC FORMS
Adobe Systems, Inc.                                  268,233             $7,676,828                  0.39%
                                               ---------------------------------------------------------------
FINANCE - CONSUMER LOANS
SLM Corporation                                      979,330             49,749,964                  2.55
                                               ---------------------------------------------------------------
FINANCE - INVESTMENT BANKER/BROKER
Citigroup, Inc.                                      606,374             28,032,670                  1.44
The Goldman Sachs Group, Inc.                         75,377              7,689,962                  0.39
Lehman Brothers Holdings, Inc.                       151,829             15,073,583                  0.77
                                               ---------------------------------------------------------------
                                                                         50,796,215                  2.60
                                               ---------------------------------------------------------------
FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation                  1,564,949             60,422,681                  3.10
                                               ---------------------------------------------------------------
FINANCE - OTHER SERVICES
Chicago Merchantile Exchange Holdings, Inc.          109,337             32,309,084                  1.66
                                               ---------------------------------------------------------------
HOTELS & MOTELS
Four Seasons Hotels, Inc.                            336,417             22,237,164                  1.14
                                               ---------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING
Caterpillar, Inc.                                    434,715             41,432,687                  2.12
                                               ---------------------------------------------------------------
MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                                   1,662,993            133,505,078                  6.84
                                               ---------------------------------------------------------------
MEDICAL - DRUGS
Pfizer, Inc.                                       1,159,781             31,986,760                  1.64
Sanofi - Aventis ADR                                 986,290             40,428,027                  2.07
                                               ---------------------------------------------------------------
                                                                         72,414,787                  3.71
                                               ---------------------------------------------------------------
MEDICAL - HMO
Aetna, Inc.                                           79,500              6,584,190                  0.34
PacifiCare Health Systems, Inc.*                     141,612             10,118,177                  0.52
UnitedHealth Group, Inc.                           2,865,454            149,404,772                  7.65
WellPoint Inc.*                                      139,394              9,707,398                  0.50
                                               ---------------------------------------------------------------
                                                                        175,814,537                  9.01
                                               ---------------------------------------------------------------
MEDICAL INSTRUMENTS
Medtronic, Inc.                                      680,652             35,250,967                  1.81
                                               ---------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.                              361,460             19,254,974                  0.99
                                               ---------------------------------------------------------------
MEDICAL PRODUCTS
Johnson & Johnson                                    755,036             49,077,340                  2.52
Zimmer Holdings, Inc.*                               675,002             51,414,902                  2.63
                                               ---------------------------------------------------------------
                                                                        100,492,242                  5.15
                                               ---------------------------------------------------------------
MONEY CENTER BANKS
UBS AG                                               529,937             41,255,596                  2.11
                                               ---------------------------------------------------------------
NETWORKING PRODUCTS
Cisco Systems, Inc.*                               1,408,081             26,908,428                  1.38
                                               ---------------------------------------------------------------
OIL COMPANIES - EXPLORATION & PRODUCTION
Canadian Natural Resources, Ltd.                     188,366              6,852,755                  0.35
                                               ---------------------------------------------------------------
REAL ESTATE OPERATING/DEVELOPMENT
The St. Joe Co.                                      238,516             19,448,595                  1.00
                                               ---------------------------------------------------------------
REITS - MORTGAGE
KKR Financial Corporation                            451,399            $11,284,975                  0.58%
                                               ---------------------------------------------------------------
RETAIL - BUILDING PRODUCTS
Lowe's Companies, Inc.                             1,099,756             64,027,794                  3.28
                                               ---------------------------------------------------------------
RETAIL - DISCOUNT
Target Corporation                                   800,794             43,571,202                  2.23
                                               ---------------------------------------------------------------
RETAIL - DRUG STORE
CVS Corporataion                                     850,218             24,715,837                  1.27
Walgreen Company                                     391,010             17,982,550                  0.92
                                               ---------------------------------------------------------------
                                                                         42,698,387                  2.19
                                               ---------------------------------------------------------------
RETAIL - RESTAURANTS
Starbucks Corporation*                               466,147             24,081,154                  1.23
Yum! Brands, Inc.                                  1,022,723             53,263,414                  2.73
                                               ---------------------------------------------------------------
                                                                         77,344,568                  3.96
                                               ---------------------------------------------------------------
SUPER-REGIONAL BANKS - US
Wells Fargo & Company                                296,953             18,286,366                  0.94
                                               ---------------------------------------------------------------
TRANSPORTATION - SERVICES
FedEx Corporation                                    811,624             65,749,660                  3.37
                                               ---------------------------------------------------------------
WEB PORTALS/INTERNET SERVICE PROVIDERS
Google, Inc.*                                        199,372             58,645,274                  3.00
                                               ---------------------------------------------------------------
WIRELESS EQUIPMENT
QUALCOMM, Inc.                                     1,268,867             41,885,300                  2.14
                                               ---------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $1,439,326,430)                                                 1,842,420,491                 94.40
                                               ---------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 3.06%               88,456,667             88,456,667                  4.53
SSgA  Money Market Funds, 2.85%                   64,034,589             64,034,589                  3.28
                                               ---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $152,491,256)                                                     152,491,256                  7.81
                                               ---------------------------------------------------------------
TOTAL INVESTMENTS
(COST $1,591,817,686)                                                 1,994,911,747                102.21
Liabilities Less Cash and Other Assets                                  (43,147,701)                (2.21)
                                               ---------------------------------------------------------------
NET ASSETS                                                           $1,951,764,046                100.00%
                                                            ==================================================
* Non-income producing


Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.


                            MARSICO 21st CENTURY FUND
                             Schedule of Investments
                                  June 30, 2005
                                   (Unaudited)



                                                    Number            Market Value              Percent of
                                                   of Shares           in Dollars                Net Assets
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - EQUIPMENT
United Technologies Corporation                      215,348            $11,058,120                  2.94%
                                               ---------------------------------------------------------------
APPAREL MANUFACTURERS
Volcom, Inc.*                                         31,626                846,628                  0.22
                                               ---------------------------------------------------------------
AUDIO/VIDEO PRODUCTS
Harman International Industries, Inc.                158,570             12,901,255                  3.43
                                               ---------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL
Toll Brothers, Inc.*                                  37,097              3,767,200                  1.00
                                               ---------------------------------------------------------------
CASINO HOTELS
Kerzner International Ltd.*                          194,409             11,071,593                  2.94
Las Vegas Sands Corp.*                               146,732              5,245,669                  1.39
Station Casinos, Inc.                                 56,078              3,723,579                  0.99
Wynn Resorts Ltd.*                                   318,090             15,036,114                  4.00
                                               ---------------------------------------------------------------
                                                                         35,076,955                  9.32
                                               ---------------------------------------------------------------
COMMERCIAL BANKS - WESTERN US
UCBH Holdings, Inc.                                  961,420             15,613,461                  4.15
                                               ---------------------------------------------------------------
COSMETICS & TOILETRIES
The Proctor & Gamble Company                         221,110             11,663,552                  3.10
                                               ---------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS
General Electric Company                             311,187             10,782,630                  2.86
                                               ---------------------------------------------------------------
ELECTRONIC FORMS
Adobe Systems, Inc.                                  210,004              6,010,314                  1.60
                                               ---------------------------------------------------------------
FINANCE - CONSUMER LOANS
The First Marblehead Corporation*                    298,410             10,462,255                  2.78
                                               ---------------------------------------------------------------
FINANCE - INVESTMENT BANKER/BROKER
Jefferies Group, Inc.                                210,043              7,958,529                  2.11
                                               ---------------------------------------------------------------
FINANCE - MORTGAGE LOAN/BANKER
Countrywide Financial Corporation                    298,208             11,513,811                  3.06
                                               ---------------------------------------------------------------
FINANCE - OTHER SERVICES
Chicago Merchantile Exchange Holdings, Inc.           50,659             14,969,734                  3.98
                                               ---------------------------------------------------------------
FOOD - CANNED
Treehouse Foods, Inc.                                      1                     23                    --
                                               ---------------------------------------------------------------
FOOD - DAIRY PRODUCTS
Dean Foods, Company*                                 217,574              7,667,308                  2.04
                                               ---------------------------------------------------------------
FOOD - RETAIL
Whole Foods Market, Inc.                              16,454              1,946,508                  0.52
                                               ---------------------------------------------------------------
HOTELS & MOTELS
Shangri-La Asia Ltd.                               4,889,006             $7,549,617                  2.01%
                                               ---------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES
Nuveen Investments, Inc.                               3,244                121,823                  0.03
                                               ---------------------------------------------------------------
MACHINERY - CONSTRUCTION/MINING
Caterpillar, Inc.                                     91,302              8,701,994                  2.31
                                               ---------------------------------------------------------------
MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                                     169,050             13,571,334                  3.61
                                               ---------------------------------------------------------------
MEDICAL - DRUGS
Pfizer, Inc.                                         401,345             11,069,095                  2.94
Roche Holding AG                                      89,272             11,299,195                  3.00
                                               ---------------------------------------------------------------
                                                                         22,368,290                  5.94
                                               ---------------------------------------------------------------
MEDICAL - HMO
AMERIGROUP Corporation*                              270,578             10,877,236                  2.89
UnitedHealth Group, Inc.                             279,285             14,561,920                  3.87
                                               ---------------------------------------------------------------
                                                                         25,439,156                  6.76
                                               ---------------------------------------------------------------
MONEY CENTER BANKS
UBS AG                                               185,051             14,440,187                  3.84
                                               ---------------------------------------------------------------
NETWORKING PRODUCTS
Cisco Systems, Inc.*                                 283,732              5,422,119                  1.44
Juniper Networks, Inc.*                               71,919              1,810,920                  0.48
                                               ---------------------------------------------------------------
                                                                          7,233,039                  1.92
                                               ---------------------------------------------------------------
PAPER & RELATED PRODUCTS
Rayonier, Inc.                                        31,340              1,661,960                  0.44
                                               ---------------------------------------------------------------
REAL ESTATE OPERATING/DEVELOPMENT
The St. Joe Company                                  252,072             20,553,951                  5.46
                                               ---------------------------------------------------------------
REITS - DIVERSIFIED
Crystal River Capital, Inc. 144A*+                   240,411              6,010,275                  1.60
Government Properties Trust, Inc.                    771,843              7,502,314                  1.99
                                               ---------------------------------------------------------------
                                                                         13,512,589                  3.59
                                               ---------------------------------------------------------------
REITS - MORTGAGE
KKR Financial Corporation                            458,441             11,461,025                  3.05
Redwood Trust, Inc.                                   76,848              3,965,357                  1.05
                                               ---------------------------------------------------------------
                                                                         15,426,382                  4.10
                                               ---------------------------------------------------------------
RETAIL - APPAREL/SHOES
Nordstrom, Inc.                                      170,186             11,567,542                  3.07
                                               ---------------------------------------------------------------
RETAIL - RESTAURANTS
Yum! Brands, Inc.                                     72,974              3,800,486                  1.01
                                               ---------------------------------------------------------------
THERAPEUTICS
Amylin Pharmaceuticals, Inc.*                        382,226              7,999,990                  2.13
                                               ---------------------------------------------------------------
TRANSPORTATION - SERVICES
FedEx Corporation                                    118,124              9,569,225                  2.54
                                               ---------------------------------------------------------------
WEB PORTALS/INTERNET SERVICE PROVIDERS
Google, Inc.*                                         27,987              8,232,376                  2.18
                                               ---------------------------------------------------------------
WIRELESS EQUIPMENT
QUALCOMM, Inc.                                       398,973             13,170,099                  3.49
                                               ---------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $328,247,709)                                                     367,158,323                 97.54
                                               ---------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 3.06%                7,869,476             $7,869,476                  2.09%
                                               ---------------------------------------------------------------
TOTAL SHORT -TERM INVESTMENTS
(COST $7,869,476)                                                         7,869,476                  2.09
                                               ---------------------------------------------------------------
TOTAL INVESTMENTS
(COST $336,117,185)                                                     375,027,799                 99.63
Cash and Other Assets Less Liabilities                                    1,400,448                  0.37
                                               ---------------------------------------------------------------
NET ASSETS                                                             $376,428,247                100.00%
                                                            ==================================================

--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT JUNE 30, 2005
--------------------------------------------------------------------------------
Currency Sold and           Local                  Currency Value    Unrealized
Settlement Date          Currency    U.S. Dollars  in U.S. Dollars   Gain/Loss
--------------------------------------------------------------------------------
Swiss Franc 9/21/05     31,084,153  $24,536,987   $24,376,869        $160,118
--------------------------------------------------------------------------------
            Total                                               $     160,118
                                                                =============

* Non-income producing
+ Security valued at fair value as determined in good faith by Marsico Capital Management, LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The security was purchased on March 9, 2005 for $6,010,275 and is considered to be restricted and illiquid due to resale restrictions. At June 30, 2005, the value of the Fund's restricted and illiquid securites was 1.60% of net assets.

Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

Foreign Currency Translation--The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Currency Contracts and Futures Contracts-The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities. If held by the Fund, such collateral would be in the possession of the Fund's custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.


                    MARSICO INTERNATIONAL OPPORTUNITIES FUND
                             Schedule of Investments
                                  June 30, 2005
                                  (Unaudited)



                                                    Number            Market Value              Percent of
                                                   of Shares           in Dollars                Net Assets
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------------
ADVERTISING SERVICES
JC Decaux S.A.*                                      126,233             $3,200,339                  1.51%
                                               ---------------------------------------------------------------
APPLICATIONS SOFTWARE
Trend Micro Inc.                                      63,000              2,243,711                  1.06
                                               ---------------------------------------------------------------
AUDIO/VIDEO PRODUCTS
Thomson Multimedia                                   215,692              5,168,189                  2.43
                                               ---------------------------------------------------------------
AUTOMOTIVE - CARS/LIGHT TRUCKS
Hyundai Motor Company                                 36,480              2,027,646                  0.95
Renault S.A.                                          24,865              2,193,588                  1.04
                                               ---------------------------------------------------------------
                                                                          4,221,234                  1.99
                                               ---------------------------------------------------------------
BEVERAGES - WINE/SPIRITS
Diageo PLC                                           366,729              5,407,674                  2.55
                                               ---------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING
Grupo Televisa S.A. ADR                               69,006              4,284,582                  2.02
                                               ---------------------------------------------------------------
BUILDING - HEAVY CONSTRUCTION
Vinci S.A.                                           109,017              9,076,570                  4.27
                                               ---------------------------------------------------------------
BUILDING PRODUCTS - CEMENT/AGGREGATES
Cemex S.A. ADR                                        87,778              3,723,543                  1.75
                                               ---------------------------------------------------------------
HOTELS
Kerzner International Ltd.*                           53,348              3,038,169                  1.43
Wynn Resorts Ltd.*                                    48,367              2,286,308                  1.08
                                               ---------------------------------------------------------------
                                                                          5,324,477                  2.51
                                               ---------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS
America Movil ADR                                     70,359              4,194,100                  1.98
SK Telecom Company Ltd.                               16,808              2,957,038                  1.39
                                               ---------------------------------------------------------------
                                                                          7,151,138                  3.37
                                               ---------------------------------------------------------------
CHEMICALS - SPECIALTY
Lonza Group AG                                        97,553              5,401,003                  2.54
                                               ---------------------------------------------------------------
COMMERCIAL BANKS - NON-US
Anglo Irish Bank Corporation PLC                     268,217              3,326,973                  1.57
Banca Intesa SpA                                     697,250              3,193,696                  1.51
ForeningsSparbanken AB                               144,161              3,164,886                  1.49
ICICI Bank Ltd. ADR                                   98,306              2,147,986                  1.01
Mitsubishi Tokyo Financial Group, Inc.                   509              4,318,538                  2.03
                                               ---------------------------------------------------------------
                                                                         16,152,079                  7.61
                                               ---------------------------------------------------------------
COSMETICS & TOILETRIES
Natura Cosmeticos S.A.                                45,675              1,464,920                  0.69
Natura Cosmeticos S.A. 144A                            1,500                 48,115                  0.02
                                               ---------------------------------------------------------------
                                                                          1,513,035                  0.71
                                               ---------------------------------------------------------------
ELECTRIC - GENERATION
British Energy Group PLC*                            348,228              2,539,355                  1.20
                                               ---------------------------------------------------------------
ELECTRIC PRODUCTS - MISCELLANEOUS
Samsung Electronics Co. Ltd.                           4,780             $2,282,571                  1.07%
                                               ---------------------------------------------------------------
ELECTRONIC COMPONENTS - MISCELLANEOUS
Fanuc Ltd.                                            34,414              2,187,528                  1.03
Murata Manufacturing Company Ltd.                     61,000              3,107,475                  1.46
                                               ---------------------------------------------------------------
                                                                          5,295,003                  2.49
                                               ---------------------------------------------------------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS
Arm Holdings PLC                                   1,354,814              2,749,054                  1.29
                                               ---------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS
Keyence Corporation                                    9,200              2,062,140                  0.97
                                               ---------------------------------------------------------------
HOTELS & MOTELS
InterContinental Hotels Group PLC                    409,720              5,171,702                  2.44
Shangri-La Asia Ltd.                               2,713,003              4,189,427                  1.97
                                               ---------------------------------------------------------------
                                                                          9,361,129                  4.41
                                               ---------------------------------------------------------------
MEDICAL - DRUGS
Astellas Pharma, Inc.*                               138,600              4,736,219                  2.23
Novartis AG                                           44,308              2,110,810                  1.00
Roche Holding AG                                      84,905             10,746,462                  5.06
Sanofi-Aventis S.A.                                   77,572              6,374,027                  3.00
                                               ---------------------------------------------------------------
                                                                         23,967,518                 11.29
                                               ---------------------------------------------------------------
MONEY CENTER BANKS
Erste Bank der oesterreichischen Sparkassen A         82,753              4,142,938                  1.96
Sumitomo Mitsui Financial Group, Inc.                    629              4,253,449                  2.00
UBS AG                                               108,620              8,476,005                  3.99
                                               ---------------------------------------------------------------
                                                                         16,872,392                  7.95
                                               ---------------------------------------------------------------
MUSIC
EMI Group PLC                                        683,092              3,108,696                  1.46
                                               ---------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT
Canon, Inc.                                           39,400              2,074,619                  0.98
                                               ---------------------------------------------------------------
OIL & GAS DRILLING
Precision Drilling Corporation*                       53,028              2,090,044                  0.98
                                               ---------------------------------------------------------------
OIL COMPANIES - EXPLORATION & PRODUCTION
CNOOC Ltd. ADR                                        46,548              2,761,227                  1.30
Talisman Energy, Inc.                                 69,674              2,610,216                  1.23
                                               ---------------------------------------------------------------
                                                                          5,371,443                  2.53
                                               ---------------------------------------------------------------
OIL COMPANIES - INTEGRATED
Petroleo Brasileiro S.A. ADR                          47,074              2,453,968                  1.16
Sasol Ltd.                                            87,297              2,374,053                  1.12
Total S.A.                                             9,248              2,174,502                  1.02
                                               ---------------------------------------------------------------
                                                                          7,002,523                  3.30
                                               ---------------------------------------------------------------
PETROCHEMICALS
Reliance Industries Ltd. GDR 144A                     92,334              2,687,843                  1.27
                                               ---------------------------------------------------------------
REAL ESTATE OPERATING/DEVELOPMENT
Capitaland Ltd.                                    2,653,000              3,745,375                  1.76
Hang Lung Properties Ltd.                          1,483,518              2,185,855                  1.03
LeoPalace 21 Corporation                              55,586                923,677                  0.44
Sumitomo Realty & Development Co., Ltd.              255,000              2,860,157                  1.35
                                               ---------------------------------------------------------------
                                                                          9,715,064                  4.58
                                               ---------------------------------------------------------------
RETAIL - CONSUMER ELECTRONICS
Yamada Denki Company, Ltd.                            90,300              5,194,428                  2.45
                                               ---------------------------------------------------------------
RETAIL - DRUG STORES
Shoppers Drug Mart Corporation                        98,351              3,411,620                  1.61
                                               ---------------------------------------------------------------
RETAIL - PUBS
Enterprise Inns PLC                                  573,580              8,570,881                  4.04%
                                               ---------------------------------------------------------------
SOAP & CLEANING PREPARATIONS
Reckitt Benckiser PLC                                181,816             $5,358,749                  2.52
                                               ---------------------------------------------------------------
TELECOM EQUIPMENT
Ericsson (LM) Tel-SP ADR                             150,017              4,793,043                  2.26
                                               ---------------------------------------------------------------
TRANSPORTATION - RAIL
Canadian National Railway Co.                         77,834              4,487,130                  2.10
                                               ---------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $187,550,363)                                                    $201,862,819                 95.07
                                               ---------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
PREFERRED STOCK
--------------------------------------------------------------------------------------------------------------

DRUG DELIVERY SYSTEMS
Fresenius AG                                          37,116              4,255,783                  2.00
                                               ---------------------------------------------------------------
TOTAL PREFERRED STOCK
(COST $4,021,431)                                                        $4,255,783                  2.00
                                               ---------------------------------------------------------------


                                                    Principal           Market Value           Percent of
                                                      Shares             in Dollars            Net Assets
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 3.06%                2,442,682              2,442,682                  1.15
                                               ---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,442,682)                                                         2,442,682                  1.15
                                               ---------------------------------------------------------------
TOTAL INVESTMENTS
(COST $194,014,476)                                                     208,561,284                 98.22
Cash and Other Assets Less Liabilities                                    3,773,818                  1.78
                                               ---------------------------------------------------------------

NET ASSETS                                                             $212,335,102                100.00%
                                               ---------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                                                PERCENT OF
COUNTRY                                  MARKET VALUE      INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Austria                                    4,142,938                2.0%
Bahamas                                    3,038,169                1.5
Brazil                                     3,967,003                1.9
Canada                                    12,599,010                6.0
France                                    28,187,215               13.5
Germany                                    4,255,783                2.0
Hong Kong                                  9,136,509                4.4
India                                      4,835,829                2.3
Ireland                                    3,326,973                1.6
Italy                                      3,193,696                1.5
Japan                                     33,961,941               16.3
Mexico                                    12,202,225                5.9
Singapore                                  3,745,375                1.8
South Africa                               2,374,053                1.1
South Korea                                7,267,255                3.5
Sweden                                     7,957,929                3.8
Switzerland                               26,734,280               12.8
United Kingdom                            32,906,111               15.8
United States(1)                           4,728,990                2.3
--------------------------------------------------------------------------------
TOTAL                              $     208,561,284              100.0%
--------------------------------------------------------------------------------

* Non-income producing
(1) Includes short-term securities

Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may use pricing services to determine market value. The Board of Trustees has authorized the use of a pricing service to assist the Fund in valuing certain equity securities listed or traded on foreign security exchanges in the Fund's portfolio in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

Foreign Currency Translation--The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates and changes in market prices of securities held.

At June 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

                                                                  International
                                                     21st Century  Opportunities
                       Focus Fund     Growth Fund       Fund          Fund
                     ----------------------------------------------------------

Cost of investments  $2,687,628,103  $1,593,719,633  $337,203,606  $196,523,644
                     ==========================================================
Gross unrealized
  appreciation       $  828,023,917  $  416,027,485  $ 48,121,004  $ 18,486,175
Gross unrealized
  depreciation          (67,033,233)    (14,835,371)  (10,296,811)   (6,448,535)
                     ----------------------------------------------------------
Net unrealized
  appreciation
  on investments     $  760,990,684  $  401,192,114  $ 37,824,193  $ 12,037,640
                     ==========================================================

The difference between cost amounts for Schedules of Investments and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's third fiscal quarter ended June 30, 2005 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                           Description of Exhibit
         -------                           ----------------------
         A                          Certificate of Principal Executive Officer
         B                          Certificate of Principal Financial Officer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund



By: /s/Thomas F. Marsico
--------------------------------
Thomas F. Marsico
President
Date: August 25, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/Thomas F. Marsico
---------------------------------
Thomas F. Marsico
President
Date: August 25, 2005



/s/Christopher J. Marsico
---------------------------------
Christopher J. Marsico
Vice President and Treasurer
Date: August 25, 2005